Income Tax Recovery (Expense) (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Summary of Income Tax Contingencies
The following table reflects changes in uncertain tax positions relating to freight tax liabilities, which are recorded in other long-term liabilities and accrued liabilities on the Company's consolidated balance sheets:

	Year Ended December 31,
	2022 $	2021 $	2020 $
Balance as at January 1	45,603	49,124	49,579
Increases for positions related to the current year	5,820	3,749	14,264
Increases for positions related to prior years	2,983	4,766	10,748
Decreases for positions related to prior years	(964)	—	(15,164)
Settlements with tax authority	—	—	(8,556)
Decreases related to statute of limitations	(8,084)	(11,604)	(2,196)
Foreign exchange (gain) loss	(3,312)	(432)	449
Balance as at December 31	42,046	45,603	49,124